Asset Retirement Obligation (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Sep. 30, 2013
Asset Retirement Obligation Disclosure [Abstract]
Balance at beginning of period	$ 34,440,000			$ 34,440,000
Obligations assumed				25,763,000
Accretion expense	200,000	100,000	100,000	358,000
Balance at end of period				8,319,000
Other assets, net	$ 1,000,000			$ 1,000,000